Segment disclosures	12 Months Ended
Dec. 31, 2019
Segment disclosures:
Segment disclosures:

18.  Segment disclosures:

Business segment:

The Company operates in one business segment, which is the development of therapeutic candidates for the treatment of health disorders. As at December 31, 2019, the Company’s operations were conducted in Canada and the United States. All of the Company's non-current assets are located in Canada.